Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000028811 | AssetUnited States Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	66.40%
C000028811 | AssetCommodity Indexed Structured Notes
Holdings [Line Items]
Percent of Total Investments	22.70%
C000028811 | AssetUnited States Agency Obligations
Holdings [Line Items]
Percent of Total Investments	8.40%
C000028811 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.50%
C000028812 | AssetUnited States Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	66.40%
C000028812 | AssetCommodity Indexed Structured Notes
Holdings [Line Items]
Percent of Total Investments	22.70%
C000028812 | AssetUnited States Agency Obligations
Holdings [Line Items]
Percent of Total Investments	8.40%
C000028812 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.50%
C000028810 | AssetUnited States Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	66.40%
C000028810 | AssetCommodity Indexed Structured Notes
Holdings [Line Items]
Percent of Total Investments	22.70%
C000028810 | AssetUnited States Agency Obligations
Holdings [Line Items]
Percent of Total Investments	8.40%
C000028810 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.50%